ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2017
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

9.ACQUIRED INTANGIBLE ASSETS, NET

The gross carrying amount, accumulated amortization, impairment and net carrying amount of the intangible assets are as follows:

	As of March 31,
	2016	2017
Acquired intangible assets not subject to amortization
Trade-name	$11,169	$10,486
Acquired intangible assets subject to amortization
Customer relationship	38,708	36,913
Operating licenses	5,670	5,371
Favorable lease contracts	1,850	1,733
Contract backlog	85	79
Non-compete agreement	452	451

Less: accumulated amortization
Customer relationship	16,417	23,946
Operating licenses	2,739	3,277
Favorable lease contracts	765	1,043
Contract backlog	85	79
Non-compete agreement	339	451
Less: impairment	410	385

Intangible assets, net	$37,179	$25,852

Amortization expenses for the years ended March 31, 2015, 2016 and 2017 were $5,221, $10,769 and $9,853, respectively. Amortization expenses for the years ending March 31, 2018, 2019, 2020, 2021, 2022 and thereafter would be $6,776, $4,372, $2,490, $590, $187 and $951, respectively. No impairment loss was recognized on acquired intangible assets during the years ended March 31, 2015, 2016 and 2017, respectively.